3 BUSINESS COMBINATIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Cash payment at closing	$ 3,000,000	$ 3,000,000
Shares of AMERI's common stock issued at closing	235,295	235,295
Quarterly cash payments to be paid on the last day of each calendar quarter of 2016	$ 250,000	$ 250,000
Cash reimbursement to be paid 5 days following closing	1,000,000	1,000,000
To be paid within 30 days of closing	2,500,000	2,500,000
Earn-out payments a year for 2016 and 2017	$ 500,000	$ 500,000